10 ACQUISITION OF ZIPLOOP ASSETS: Schedule of Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Purchase Price Allocation
Intellectual Property	$525,000
$525,000